Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 2,469	$ 2,412,564
Prepaid expenses	7,189	6,179
Short-term prepaid insurance	152,045	430,995
Total current assets	161,703	2,849,738
Long term prepaid insurance	0	152,045
Marketable securities and cash held in Trust Account	307,617,399	296,122,647
Total Assets	307,779,102	299,124,430
Current liabilities:
Accrued expenses	172,969	75,000
Total current liabilities	172,969	75,000
Deferred underwriting fee payable	10,062,500	10,062,500
Total Liabilities	10,235,469	10,137,500
Commitments and Contingencies (Note 6)
Shareholders' (Deficit) Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; no shares issued and outstanding as of December 31, 2025 and 2024	0	0
Additional paid-in capital	0	0
Accumulated deficit	(10,074,558)	(7,136,509)
Total Shareholders' Deficit	(10,073,766)	(7,135,717)
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	307,779,102	299,124,430
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption	307,617,399	296,122,647
Shareholders' (Deficit) Equity
Common Stock	73	73
Common Class B [Member]
Shareholders' (Deficit) Equity
Common Stock	$ 719	$ 719